Reporting Entity	12 Months Ended
Mar. 31, 2018
Disclosure Of Reporting Entity [Abstract]
Reporting entity
1.	Reporting entity:

Neptune Technologies & Bioressources Inc. (the "Corporation" or "Neptune") is incorporated under the Business Corporations Act (Québec) (formerly Part 1A of the Companies Act (Québec)). The Corporation is domiciled in Canada and its registered office is located at 545 Promenade du Centropolis, Laval, Québec, H7T 0A3. The consolidated financial statements of the Corporation comprise the Corporation and its main subsidiaries, Biodroga Nutraceuticals Inc. ("Biodroga") and Acasti Pharma Inc. ("Acasti") until the loss of control of the subsidiary on December 27, 2017. As at March 31, 2018, the investment in Acasti is presented in "Other assets" in the consolidated statement of financial position (refer to note 13). On August 7, 2017, Neptune exited bulk krill oil manufacturing and distribution activities (refer to note 4). Beginning in fiscal 2017, the Corporation’s fiscal year ends on March 31. As a result, the comparative period includes 13 months of operations, beginning on March 1, 2016 and ending on March 31, 2017.

Neptune is a wellness products company, with more than 50 years of combined experience in the industry. The Corporation formulates and develops turnkey solutions available in various unique delivery forms, offers specialty ingredients such as MaxSimil®, a patented ingredient that may enhance the absorption of lipid-based nutraceuticals, and a variety of other marine and seed oils. Neptune also sells premium krill oil directly to consumers through web sales at www.oceano3.com. Leveraging our scientific, technological and innovative expertise, Neptune is working to develop unique extracts and formulations in high potential growth segments such as medical and wellness cannabinoid-based products.